Business Combinations And Dispositions (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule Of Discontinued Operations

The results of the businesses have been reported in discontinued operations as follows:

2014
Revenue	$14,803

Loss before income taxes from discontinued operations	$(19,167)
Loss on disposal of assets held for sale	—
Income tax benefit	8,744
Loss from discontinued operations, net of income taxes	$(10,423)

Summary Of Unaudited Pro Forma Consolidated Financial Information

The unaudited pro forma consolidated financial information are provided for illustrative purposes only and do not purport to present what the actual results of operations would have been had the transaction actually occurred on the date indicated, nor does it purport to represent results of operations for any future period. The information does not reflect any cost savings or benefits that may be obtained through synergies among the operations of the Company.

2014
(Unaudited)
Revenue as reported	$806,831
Revenue of purchased businesses for the period prior to the acquisition	106,723
Pro forma revenue	$913,554

Net income attributable to common stockholders of Great Lakes Dredge & Dock Corporation	$10,295
Net income of Magnus including net income prior to acquisition and pro forma acquisition accounting adjustments	6,328
Pro forma net income attributable to common stockholders of Great Lakes Dredge & Dock Corporation	$16,623